Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 23, 2012	Sep. 25, 2011	Sep. 23, 2012	Sep. 25, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Numerator:
Net income	$ 10,464	$ 1,591	$ 19,846	$ 3,808	$ 16,592	$ 104	$ (16,028)
Denominator:
Basic and diluted weighted average common shares outstanding					52,536,224	52,536,224	33,256,365
Basic and diluted earnings (loss) per common share					$ 0.32	$ 0.00	$ (0.48)
Basic weighted average common shares outstanding	67,866,667	52,536,224	61,613,373	52,536,224
Basic earnings per common share	$ 0.15	$ 0.03	$ 0.32	$ 0.07
Numerator:
Net income	10,464	1,591	19,846	3,808	16,592	104	(16,028)
Denominator:
Basic weighted average common shares outstanding	67,866,667	52,536,224	61,613,373	52,536,224
Weighted average dilutive effect of employee stock options	0	0	30	0
Diluted weighted average common shares outstanding	67,866,667	52,536,224	61,613,403	52,536,224
Diluted earnings per common share	$ 0.15	$ 0.03	$ 0.32	$ 0.07
Numerator:
Net income	$ 10,464	$ 1,591	$ 19,846	$ 3,808	$ 16,592	$ 104	$ (16,028)
Denominator:
Basic and diluted weighted average common shares outstanding					52,536,224	52,536,224	33,256,365
Basic and diluted earnings (loss) per common share					$ 0.32	$ 0.00	$ (0.48)
Basic weighted average common shares outstanding	67,866,667	52,536,224	61,613,373	52,536,224
Basic earnings per common share	$ 0.15	$ 0.03	$ 0.32	$ 0.07
Options outstanding (shares)	12,466		12,466